Consolidated Statements Of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flows from operating activities:
Net income	$ 1,973,275	12,243,371	10,356,086	10,391,278
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation of fixed assets and computer parts	358,429	2,223,907	1,702,140	1,281,336
Gain on disposal of fixed assets	(3,932)	(24,395)	(16,051)	(2,783)
Amortization of intangible assets and licensed copyrights	281,789	1,748,387	949,850	234,001
Deferred income tax, net	(111,764)	(693,448)	330,636	(59,030)
Share-based compensation	155,166	962,740	514,727	212,309
(Reversal of) provision for doubtful accounts	12,486	77,472	39,137	(847)
Investment income	(310,930)	(1,929,192)	(1,100,054)	(745,526)
Net gain from step-acquisition and settlement of pre-existing relationship	(12,125)	(75,229)	0	(486,339)
Assets impairment	15,319	95,049	24,197	169,180
Loss from equity method investments	4,344	26,952	5,806	294,229
Gain on disposal of a subsidiary	0	0	0	(15,238)
Other noncash (income) expense	5,228	32,435	19,186	(57,544)
Changes in operating assets and liabilities, net of effects of acquisitions:
Restricted cash	(8,232)	(51,077)	(151,435)	85,429
Accounts receivable	(235,645)	(1,462,086)	(773,787)	(338,602)
Other assets	(262,505)	(1,628,737)	(1,303,334)	(10,664)
Amounts due from related parties	59,790	370,970	(54)	(794,508)
Customer advances and deposits	211,747	1,313,806	866,620	489,769
Accounts payable and accrued liabilities	810,509	5,028,890	2,005,559	778,003
Deferred revenue	(9,959)	(61,790)	122,347	31,416
Deferred income	16,825	104,391	199,272	199,785
Amounts due to related parties	(58,866)	(365,241)	2,123	340,340
Net cash generated from operating activities	2,890,949	17,937,175	13,792,971	11,995,994
Cash flows from investing activities:
Acquisition of fixed assets	(777,997)	(4,827,163)	(2,756,629)	(2,310,860)
Acquisition of computer parts	(693)	(4,302)	(12,194)	(28,901)
Proceeds from disposal of fixed assets	3,291	20,422	18,476	6,785
Acquisition of businesses, net of cash acquired (Note 3)	(53,008)	(328,891)	(13,201,126)	(820,526)
Acquisition of intangible assets	(252,030)	(1,563,746)	(909,717)	(190,303)
Capitalization of software costs	0	0	(2,448)	(36,315)
Purchases of held-to-maturity investments	(8,921,893)	(55,356,781)	(30,441,279)	(26,368,017)
Sales and maturities of held-to-maturity investments	6,035,804	37,449,747	29,562,045	19,351,949
Purchases of available-for-sale investments	(12,576,721)	(78,033,523)	(53,921,661)	(6,774,500)
Sales and maturities of available-for-sale investments	13,204,921	81,931,252	48,947,811	3,477,463
Purchases of other long-term investments	(286,454)	(1,777,331)	(350,361)	(58,666)
Sales of long-term investments	3,604	22,362	0	0
Cash distribution of long-term investments	29	180	4,143	2,811
Net cash used in investing activities	(3,621,147)	(22,467,774)	(23,062,940)	(13,749,080)
Cash flows from financing activities:
Restricted cash	(16,504)	(102,400)	0	0
Proceeds from issuance of subsidiaries' shares	297,653	1,846,819	1,397,283	100,460
Payments to acquire subsidiaries' shares from noncontrolling interests	(100,403)	(622,961)	(259,879)	(1,020)
Proceeds from short-term loans	14,897	92,432	0	0
Repayment of short-term loans	0	0	(47,200)	(124,602)
Proceeds from long-term loans	291,339	1,807,646	2,144,450	355,499
Repayment of long-term loans	(56,033)	(347,659)	(2,144,450)	(140,000)
Payment of dividends by a subsidiary	(54,470)	(337,964)	0	0
Proceeds from issuance of notes payable	997,362	6,188,232	6,111,200	9,334,777
Payment of capital lease obligation	(11,736)	(72,817)	(36,629)	(27,124)
Payment of debt issuance costs	(5,192)	(32,216)	(39,400)	(37,099)
Proceeds from exercise of share options	31,081	192,848	156,307	56,974
Net cash generated from financing activities	1,387,994	8,611,960	7,281,682	9,517,865
Effect of exchange rate changes on cash and cash equivalents	12,824	79,567	(200,548)	(11,629)
Net increase (decrease) in cash and cash equivalents	670,620	4,160,928	(2,188,835)	7,753,150
Cash and cash equivalents at beginning of the year	1,562,034	9,691,797	11,880,632	4,127,482
Cash and cash equivalents at end of the year	2,232,654	13,852,725	9,691,797	11,880,632
Supplemental disclosures:
Interests paid	95,535	592,759	302,055	38,027
Income taxes paid	450,962	2,798,040	1,656,513	1,641,853
Non-cash investing and financing activities:
Capital lease obligation	15,204	94,336	45,554	56,220
Acquisition of fixed assets included in accounts payable and accrued liabilities	182,424	1,131,870	787,154	332,473
Acquisition of other non-current assets included in accounts payable and accrued liabilities	6,356	39,437	40,303	39,165
Non-cash acquisitions of investments	12,125	75,229	0	705,281
Non-cash acquisitions of subsidiaries	$ 0	0	0	338,447